LOANS, FINANCING AND DEBENTURES	12 Months Ended
Dec. 31, 2017
LOANS, FINANCING AND DEBENTURES
LOANS, FINANCING AND DEBENTURES

20)  LOANS, FINANCING AND DEBENTURES

a)  Breakdown

	Information as of December 31, 2017								12/31/17			12/31/16
	Currency	Annual interest rate					Maturity	Garantees	Current	Non-current	Total	Current	Non-current	Total

Local currency									1,478,656	2,237,192	3,715,848	1,480,382	2,901,521	4,381,903

Financial Institutions (a.1)									820,468	1,456,624	2,277,092	711,848	2,158,303	2,870,151
BNDES FINEM	URTJLP	TJLP+	0	to	4.08%		7/15/2019	(1)	371,946	213,958	585,904	363,734	567,110	930,844
BNDES FINEM	URTJLP							(3)	—	—	—	29,319	—	29,319
BNDES FINEM	URTJLP	TJLP+	0	to	3.38%		8/15/2020	(3)	184,007	303,560	487,567	182,737	480,510	663,247
BNDES FINEM	R$				5.00%		11/15/2019	(3)	14,654	13,377	28,031	14,686	27,971	42,657
BNDES FINEM	URTJLP	TJLP+	0	to	3.12%		1/15/2023	(3)	101,879	413,552	515,431	7,596	499,442	507,038
BNDES FINEM	R$		4.00%	to	6.00%		1/15/2023	(3)	37,061	132,092	169,153	12,320	163,222	175,542
BNDES FINEM	R$	Selic Acum.	D-2	+	2.32%		1/15/2023	(3)	70,426	305,952	376,378	1,408	340,600	342,008
BNDES PSI	R$		2.5%	to	5.5%		1/15/2023	(2)	25,405	19,413	44,818	92,508	44,698	137,206
BNB	R$		7.06%	to	10%		8/18/2022	(4)	15,090	54,720	69,810	7,540	34,750	42,290

Suppliers (a.2)	R$		101.4%	to	109.4	% of CDI	12/31/2018		607,152	—	607,152	722,591	—	722,591

Finance lease (a.3)	R$				IPCA and IGP-M		8/31/2033		51,036	334,424	385,460	45,943	328,485	374,428

Contingent Consideration (a.4)	R$				Selic				—	446,144	446,144	—	414,733	414,733

Foreign Currency									142,299	82,955	225,254	1,062,593	225,271	1,287,864

Financial Institutions (a.1)									142,299	82,955	225,254	1,062,593	225,271	1,287,864
BNDES FINEM	UMBND		ECM	+	2.38%		7/15/2019	(1)	142,299	82,955	225,254	136,850	225,271	362,121
Resolution 4131 - Scotiabank and Bank of America	US$								—	—	—	925,743	—	925,743

Total									1,620,955	2,320,147	3,941,102	2,542,975	3,126,792	5,669,767

(1)Guarantee in receivables relating to 15% of the outstanding debt balance or four times the largest installment, whichever is higher.

(2)Pledge of financed assets.

(3)Assignment of receivables corresponding to 20% of outstanding debt balance or 1 time the last installment of sub-credit facility "A" (UMIPCA) plus 5 times the last installment of each of the other sub-credit facilities, whichever is greater.

(4)Bank guarantee provided by Banco Safra in an amount equivalent to 100% of the outstanding financing debt balance. Setting up a liquidity fund represented by financial investments in the amount equivalent to three installments of repayment referenced to the average post-grace period performance. Balances were R$11,722 and R$10,773 at December 31, 2017 and 2016, respectively.

a.1)  Loans and financing

Some financing agreements with the BNDES described above, have lower interest rates than those prevailing on the market. These operations fall within the scope of IAS 20 and thus the subsidies granted by BNDES were adjusted to present value deferred in accordance with the useful lives of the financed assets, resulting in a balance until December 31, 2017 as of R$32,155  (R$47,346 at December 31, 2016), note 19.

a.2) Financing - Suppliers

Under bilateral agreements with suppliers, the Company obtained extension of the terms for payment of trade accounts payable at a cost based on fixed CDI rate for the corresponding periods, with the net cost equivalent to between 101.4% to 109.4% of CDI (108.4% of CDI as of December 31, 2016).

a.3) Finance lease

The Company has agreements classified as finance lease agreements in the condition of lessee relate to: (i) lease of towers and rooftops arising from sale and finance leaseback transactions; (ii) lease of Built to Suit ("BTS") sites to install antennas and other equipment and transmission facilities; (iii) lease of information technology equipment and; (iv) lease of infrastructure and transmission facilities associated with the power transmission network. The net carrying amount of the assets has remained unchanged until sale thereof, and a liability is recognized corresponding to the present value of mandatory minimum installments of the agreement.

The amounts recorded in property, plant and equipment are depreciated over the estimated useful lives of the assets or the lease term, whichever is shorter.

The balance of amounts payable relating to aforementioned transactions comprises the following effects:

	12/31/17	12/31/16
Nominal value payable	787,147	831,479
Unrealized financial expenses	(401,687)	(457,051)
Present value payable	385,460	374,428

Current	51,036	45,943
Noncurrent	334,424	328,485

Aging list of finance lease payable at December 31, 2017 is as follows:

	Nominal value	Present value
	payable	payable
Up to 1 year	57,865	51,036
From 1 to 5 years	201,057	144,963
Over five years	528,225	189,461
Total	787,147	385,460

There are no unsecured residual values resulting in benefits to the lessor or contingent payments recognized as revenue at December 31, 2017 and 2016.

a.4) Contingent consideration

As part of the Purchase and Sale Agreement and Other Covenants executed by and between the Company and Vivendi to acquire all shares in GVTPart (Note 1c.3), a contingent consideration relating to the judicial deposit made by GVT for the monthly installments of deferred income tax and social contribution on goodwill amortization was agreed, arising from the corporate restructuring process completed by GVT in 2013. If these funds are realized (being reimbursed, refunded, or via netting), they will be returned to Vivendi, as long as they are obtained in a final unappeasable decision. Reimbursement will be made within 15 years and this amount is subject to monthly restatement at the SELIC rate.

b)  Debentures

Information on the debentures at December 31, 2017 and 2016:

	Information as of "December 31,172017								12/31/17			12/31/16
			Amounts
Issue	Issue date	Maturity	Issued	Outstanding	Issue value	Remuneration p.a.			Current	Non-current	Total	Current	Non-current	Total
4th issue – Series 3	10/15/2009	10/15/2019	810,000	23,557	810,000		IPCA+	4.00%	312	40,010	40,322	307	36,990	37,297
1st issue – Minas Comunica	12/17/2007	7/5/2021	5,550	5,550	55,500		IPCA+	0.50%	24,088	72,264	96,352	—	97,308	97,308
3rd issue	9/10/2012	9/10/2017	200,000	200,000	2,000,000	100%	of CDI +	0.75%	—	—	—	2,086,763	—	2,086,763
4th issue	4/25/2013	4/25/2018	130,000	130,000	1,300,000	100%	of CDI +	0.68%	1,317,513	—	1,317,513	33,434	1,299,505	1,332,939
5th issue	2/8/2017	2/8/2022	200,000	200,000	2,000,000	108.25%	of CDI		64,397	1,996,517	2,060,914	—	—	—
6th issue	11/27/2017	11/27/2020	100,000	100,000	1,000,000	100%	of CDI +	0.24%	6,176	999,462	1,005,638	—	—	—
Total									1,412,486	3,108,253	4,520,739	2,120,504	1,433,803	3,554,307

Transaction costs in connection with the 4th, 5th and 6th issues, totaling R$5,422 at December 31, 2017 (R$495 at December 31, 2016, 3th and 4th issues), were allocated as a reduction of liabilities as costs to be incurred and are recognized as financial expenses, according to the contractual terms of each issue.

c)  Repayment schedule

At December 31, 2017, breakdown of noncurrent loans, financing, finance lease, debentures and contingent consideration by year of maturity is as follows:

	Loans and			Contingent
Year	financing	Debentures	Finance lease	Consideration	Total
2019	737,548	64,098	43,810	—	845,456
2020	353,587	1,024,088	37,140	—	1,414,815
2021	226,244	1,024,088	32,705	—	1,283,037
2022	204,427	995,979	31,308	—	1,231,714
2023 onwards	17,773	—	189,461	446,144	653,378
Total	1,539,579	3,108,253	334,424	446,144	5,428,400

d)  Covenants

There are loans and financing with BNDES and debentures with specific covenants involving a penalty in the event of breach of contract. A breach of contract provided for in the agreements with the institutions listed above is characterized as noncompliance with covenants (analyzed on a quarterly, half-yearly or yearly basis), being a breach of a contractual clause, resulting in the early maturity of the contract.

At December 31, 2017 and 2016 all economic and financial indexes established in existing contracts have been achieved.

e)  Changes

Changes in loans and financing, debentures, finance lease agreements and contingent considerations are as follows:

	Loans and			Financing -	Contingent
	financing	Debentures	Finance lease	Suppliers	Consideration	Total
Balance at 12.31.15	4,773,489	3,544,714	296,684	1,228,682	377,721	10,221,290
Additions	466,629	—	61,866	666,085	—	1,194,580
Government grants (Note 19)	(12,040)	—	—	—	—	(12,040)
Financial charges (Note 26)	424,867	486,178	63,003	50,038	37,012	1,061,098
Issue costs	—	495	—	—	—	495
Foreign exchange variation (Note 26)	(272,795)	—	—	—	—	(272,795)
Write-offs (payments)	(1,222,135)	(477,080)	(47,125)	(1,222,214)	—	(2,968,554)
Balance at 12.31.16	4,158,015	3,554,307	374,428	722,591	414,733	9,224,074
Additions	55,876	3,000,000	13,462	571,444	—	3,640,782
Government grants (Note 19)	(1,581)	—	—	—	—	(1,581)
Financial charges (Note 26)	300,153	485,295	45,265	70,603	31,411	932,727
Issue costs	—	(4,926)	—	—	—	(4,926)
Foreign exchange variation (Note 26)	15,846	—	—	—	—	15,846
Write-offs (payments)	(2,025,963)	(2,513,937)	(47,695)	(757,486)	—	(5,345,081)
Balance at 12.31.17	2,502,346	4,520,739	385,460	607,152	446,144	8,461,841

The following is a summary of funding and payments made during the year ended December 31, 2017.

		Write-offs (payments)
	Additions	Principal	Financial charges	Total
Loans and financing	55,876	(1,781,261)	(244,702)	(2,025,963)
BNDES	15,998	(825,256)	(213,752)	(1,039,008)
BNB	39,878	(11,808)	(4,073)	(15,881)
Resolution 4131 - Scotiabank and Bank of America	—	(944,197)	(26,877)	(971,074)
Debêntures	3,000,000	(2,000,000)	(513,937)	(2,513,937)
4th issue – Series 3	—	—	(1,522)	(1,522)
3rd issue	—	(2,000,000)	(246,817)	(2,246,817)
4th issue	—	—	(151,152)	(151,152)
5th issue	2,000,000	—	(114,446)	(114,446)
6th issue	1,000,000	—	—	—
Suppliers	571,444	(668,512)	(88,974)	(757,486)
Finance lease	13,462	(35,722)	(11,973)	(47,695)
Total	3,640,782	(4,485,495)	(859,586)	(5,345,081)

Additions

Loans and Financing

Banco do Nordeste ("BNB")

On May 12, 2017, draw-downs were made related to the agreement signed on August 18, 2014 in the total amount of R$39,878. The rates of this contract are 7.06% p.a. to 10.0% p.a., total term of 8 years, with interest payments and principal repayments in 72 monthly and successive installments. These resources were destined to investment and expansion projects for the Brazil's Northeast region.

BNDES FINEM

Contract 14.2.1192.1: On December 30, 2014, a financing line of R$1,000,293 was contracted, with rates of: (i) TJLP + 0 to 3.12% p.a; (ii) 4% p.a; (iii ) Selic + 2.32% p.a, total term of 8 years, with a grace period ending on January 15, 2018. After the grace period, interest and principal repayments will be paid in 60 monthly and successive installments; and (iv) 6% a.a. total term of 7 years, with a grace period ending on January 15, 2017. After the grace period, interest and principal repayments will be paid in 60 monthly and successive installments.

During 2017, three disbursements related to this agreement were made in the amount of R$15,998.

These disbursements refer to a financial support plan linked to projects carried out in the 2014-2016 triennium, aiming at expansion in the areas of operation.

Debentures

5th Issue

At a meeting held on January 26, 2017, the Company's Board of Directors approved the 5th issue of simple debentures, non-convertible into shares of the Company, in a single series, unsecured, in the total amount of R$2,000,000, which were subject to public placement with restricted efforts, under a firm guarantee regime, in the terms of ICVM 476/09.

On February 8, 2017, the Company issued 200,000 debentures, with a par value equivalent to R$10. The debentures have a maturity of five years and the nominal unit value of each of the debentures will not be monetarily restated.

Remuneration interest corresponds to 108.25% of the accumulated variation of the average daily rates of one-day Interbank Deposits ("DI").

6th Issue

At a meeting held on November 13, 2017, the Company's Board of Directors approved the 6th issue of simple debentures, non-convertible into shares of the Company, in a single series, unsecured, in the total amount of R$1,000,000, which were subject to public placement with restricted efforts, under a firm guarantee regime, in the terms of ICVM 476/09.

On November 27, 2017, the Company issued 100,000 debentures, with a par value equivalent to R$10. The debentures have a maturity of three years and the nominal unit value of each of the debentures will not be monetarily restated.

Remuneration interest corresponds to 100.00% of the accumulated variation of the average daily rates of one-day Interbank Deposits ("DI"), plus a spread equivalent to 0.24%.